Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000021879 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class A
Trading Symbol	SCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class A)	$119	1.09%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.09%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 18.49%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class A) —including sales charge	11.93%	6.56%	4.21%
Invesco Income Advantage U.S. Fund (Class A) —excluding sales charge	18.49%	7.78%	4.79%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class C
Trading Symbol	SCCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class C)	$200	1.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.84%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 17.61%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class C) —including sales charge	16.61%	6.98%	4.16%
Invesco Income Advantage U.S. Fund (Class C) —excluding sales charge	17.61%	6.98%	4.16%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R
Trading Symbol	SCRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R)	$146	1.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.34%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 18.15%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R)	18.15%	7.50%	4.53%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class Y
Trading Symbol	SCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class Y)	$92	0.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 18.85%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class Y)	18.85%	8.05%	5.06%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000057286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Investor Class
Trading Symbol	SCNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Investor Class)	$119	1.09%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.09%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Investor Class shares of the Fund returned 18.56%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Investor Class)	18.56%	7.77%	4.79%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R5
Trading Symbol	SCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R5)	$83	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 18.83%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R5)	18.83%	8.14%	5.19%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188888 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R6
Trading Symbol	SLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R6)	$83	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 18.72%. For the same time period, the S&P 500® Index returned 27.14%.
What contributed to performance?
Diversified US Stock Portfolio |  The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the S&P 500® Index ("benchmark index"), provided growth over the prior 12 months and performed in-line with the benchmark index.
What detracted from performance?
Equity-Linked Notes |  The defensive and income-producing options component, of the Fund's investments in equity-linked notes, helped mitigate heightened market volatility, particularly in early August 2024. However, due to the defensive nature of the investments, it detracted from overall portfolio performance when markets generally trended upwards over the prior 12 months. Note that although it detracted from overall Fund performance, the options component of the equity-linked notes investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R6)	18.72%	8.14%	5.07%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 222,448,145
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,102,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$222,448,145
Total number of portfolio holdings	385
Total advisory fees paid	$1,102,446
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.25%
NVIDIA Corp.	3.16%
Apple, Inc.	2.85%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.66%
Amazon.com, Inc.	2.08%
Berkshire Hathaway, Inc., Class B	1.76%
Johnson & Johnson	1.45%
Visa, Inc., Class A	1.42%
JPMorgan Chase & Co.	1.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect an increased emphasis on Equity-Linked Notes and decreased emphasis on Preferred Securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000032264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class A
Trading Symbol	AFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class A)	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 8.03%. During the same period, the Credit Suisse Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Chemicals, Transportation and Service sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., Global Medical Response, Inc. and Diebold Nixdorf, Inc. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Information Technology and Gaming/Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Robertshaw US Holding Corp., MLN US HoldCo LLC and Hurtigruten Group AS were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class A) —including sales charge	5.41%	4.05%	3.60%
Invesco Floating Rate ESG Fund (Class A) —excluding sales charge	8.03%	4.58%	3.86%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,664,652,241
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 16,620,390
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,664,652,241
Total number of portfolio holdings	555
Total advisory fees paid	$16,620,390
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.4%
BB+	1.3%
BB	8.5%
BB-	7.9%
B+	14.7%
B	23.3%
B-	19.7%
CCC+	5.1%
CCC	3.4%
CCC-	0.2%
CC	0.2%
D	1.1%
Not-Rated	9.9%
Equity	3.3%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.

C000032266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class C
Trading Symbol	AFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class C)	$165	1.59%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 7.49%. During the same period, the Credit Suisse Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Chemicals, Transportation and Service sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., Global Medical Response, Inc. and Diebold Nixdorf, Inc. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Information Technology and Gaming/Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Robertshaw US Holding Corp., MLN US HoldCo LLC and Hurtigruten Group AS were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class C) —including sales charge	6.66%	4.05%	3.44%
Invesco Floating Rate ESG Fund (Class C) —excluding sales charge	7.49%	4.05%	3.44%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,664,652,241
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 16,620,390
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,664,652,241
Total number of portfolio holdings	555
Total advisory fees paid	$16,620,390
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.4%
BB+	1.3%
BB	8.5%
BB-	7.9%
B+	14.7%
B	23.3%
B-	19.7%
CCC+	5.1%
CCC	3.4%
CCC-	0.2%
CC	0.2%
D	1.1%
Not-Rated	9.9%
Equity	3.3%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.

C000032267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R
Trading Symbol	AFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R)	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 7.93%. During the same period, the Credit Suisse Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Chemicals, Transportation and Service sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., Global Medical Response, Inc. and Diebold Nixdorf, Inc. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Information Technology and Gaming/Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Robertshaw US Holding Corp., MLN US HoldCo LLC and Hurtigruten Group AS were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R)	7.93%	4.32%	3.59%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,664,652,241
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 16,620,390
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,664,652,241
Total number of portfolio holdings	555
Total advisory fees paid	$16,620,390
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.4%
BB+	1.3%
BB	8.5%
BB-	7.9%
B+	14.7%
B	23.3%
B-	19.7%
CCC+	5.1%
CCC	3.4%
CCC-	0.2%
CC	0.2%
D	1.1%
Not-Rated	9.9%
Equity	3.3%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.

C000071348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class Y
Trading Symbol	AFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class Y)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 8.30%. During the same period, the Credit Suisse Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Chemicals, Transportation and Service sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., Global Medical Response, Inc. and Diebold Nixdorf, Inc. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Information Technology and Gaming/Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Robertshaw US Holding Corp., MLN US HoldCo LLC and Hurtigruten Group AS were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class Y)	8.30%	4.84%	4.12%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,664,652,241
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 16,620,390
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,664,652,241
Total number of portfolio holdings	555
Total advisory fees paid	$16,620,390
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.4%
BB+	1.3%
BB	8.5%
BB-	7.9%
B+	14.7%
B	23.3%
B-	19.7%
CCC+	5.1%
CCC	3.4%
CCC-	0.2%
CC	0.2%
D	1.1%
Not-Rated	9.9%
Equity	3.3%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.

C000032268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R5
Trading Symbol	AFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R5)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 8.31%. During the same period, the Credit Suisse Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Chemicals, Transportation and Service sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., Global Medical Response, Inc. and Diebold Nixdorf, Inc. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Information Technology and Gaming/Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Robertshaw US Holding Corp., MLN US HoldCo LLC and Hurtigruten Group AS were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R5)	8.31%	4.84%	4.12%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,664,652,241
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 16,620,390
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,664,652,241
Total number of portfolio holdings	555
Total advisory fees paid	$16,620,390
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.4%
BB+	1.3%
BB	8.5%
BB-	7.9%
B+	14.7%
B	23.3%
B-	19.7%
CCC+	5.1%
CCC	3.4%
CCC-	0.2%
CC	0.2%
D	1.1%
Not-Rated	9.9%
Equity	3.3%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120775 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R6
Trading Symbol	AFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R6)	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 8.54%. During the same period, the Credit Suisse Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Chemicals, Transportation and Service sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., Global Medical Response, Inc. and Diebold Nixdorf, Inc. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Information Technology and Gaming/Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Robertshaw US Holding Corp., MLN US HoldCo LLC and Hurtigruten Group AS were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R6)	8.54%	4.90%	4.18%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,664,652,241
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 16,620,390
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,664,652,241
Total number of portfolio holdings	555
Total advisory fees paid	$16,620,390
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.4%
BB+	1.3%
BB	8.5%
BB-	7.9%
B+	14.7%
B	23.3%
B-	19.7%
CCC+	5.1%
CCC	3.4%
CCC-	0.2%
CC	0.2%
D	1.1%
Not-Rated	9.9%
Equity	3.3%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.94%
V Global Holdings LLC, Term Loan, 10.96%, 12/22/2027	0.79%
Virgin Media 02 - LG, Term Loan Q, 8.70%, 01/31/2029	0.76%
UPC - LG (Sunrise), Term Loan AX, 8.44%, 01/31/2029	0.71%
Restoration Forest Products Group, LLC	0.69%
Robertshaw US Holding Corp., First Lien Term Loan, 0.00%, 02/28/2027	0.67%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03%, 01/18/2029	0.66%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	0.61%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.61%
* Excluding money market fund holdings, if any.

C000039690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class A
Trading Symbol	ASRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class A)	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global listed real estate equity and debt reported positive returns during the fiscal year ended August 31, 2024. The combination of falling inflation and central bank easing across the globe supported investor appetite for listed real estate, which benefited the fund on an absolute basis. However, the macro economic impact was felt most in cyclical property types with high leverage levels, which the Fund was underweight, negatively impacting relative performance.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 12.96%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 17.45%.
What contributed to performance?
Prologis Inc. |  Owns a portfolio of high-quality industrial assets which are primarily located in global gateway markets. During the period, the Fund's underweight position positively contributed to relative performance. Industrial fundamentals have decelerated amidst a weaker demand backdrop and elevated supply.
LEG Immobilien SE | Owns a portfolio of German apartments. The supply/demand dynamics of residential in Germany are very favorable. Occupancy is full, however, rent growth is constrained by regulation. The company had been penalized for carrying excessive financial leverage. However, it outperformed in the period as interest rates declined.
What detracted from performance?
Welltower Inc. |  Invests in senior housing and health care real estate properties across the US. The Fund's underweight position detracted from relative performance. Senior housing fundamentals continued to benefit from a post covid recovery, which provided the company with above average internal growth. We sold this position during the period.
Simon Property Group, Inc. | Owns and operates retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties. The Fund's underweight position detracted from relative performance. Despite high interest rates, the middle- and high-income consumer remained resilient during the period, helping drive better than expected leasing demand in the mall sector.
CMBS Holdings | Commercial mortgage-backed securities (CMBS) holdings generated positive returns, but were unable to keep pace with surging equity markets, leading to negative relative performance. Exposure to several fixed rate CMBS holdings in the lodging and residential sectors detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class A) —including sales charge	6.77%	0.49%	2.47%
Invesco Global Real Estate Income Fund (Class A) —excluding sales charge	12.96%	1.64%	3.05%
FTSE EPRA/NAREIT Developed Index (Net)	17.45%	1.26%	3.09%
MSCI World Index (Net)	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 609,339,340
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,336,302
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$609,339,340
Total number of portfolio holdings	93
Total advisory fees paid	$4,336,302
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.

C000039692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class C
Trading Symbol	ASRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class C)	$213	2.01%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global listed real estate equity and debt reported positive returns during the fiscal year ended August 31, 2024. The combination of falling inflation and central bank easing across the globe supported investor appetite for listed real estate, which benefited the fund on an absolute basis. However, the macro economic impact was felt most in cyclical property types with high leverage levels, which the Fund was underweight, negatively impacting relative performance.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 12.13%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 17.45%.
What contributed to performance?
Prologis Inc. |  Owns a portfolio of high-quality industrial assets which are primarily located in global gateway markets. During the period, the Fund's underweight position positively contributed to relative performance. Industrial fundamentals have decelerated amidst a weaker demand backdrop and elevated supply.
LEG Immobilien SE | Owns a portfolio of German apartments. The supply/demand dynamics of residential in Germany are very favorable. Occupancy is full, however, rent growth is constrained by regulation. The company had been penalized for carrying excessive financial leverage. However, it outperformed in the period as interest rates declined.
What detracted from performance?
Welltower Inc. |  Invests in senior housing and health care real estate properties across the US. The Fund's underweight position detracted from relative performance. Senior housing fundamentals continued to benefit from a post covid recovery, which provided the company with above average internal growth. We sold this position during the period.
Simon Property Group, Inc. | Owns and operates retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties. The Fund's underweight position detracted from relative performance. Despite high interest rates, the middle- and high-income consumer remained resilient during the period, helping drive better than expected leasing demand in the mall sector.
CMBS Holdings | Commercial mortgage-backed securities (CMBS) holdings generated positive returns, but were unable to keep pace with surging equity markets, leading to negative relative performance. Exposure to several fixed rate CMBS holdings in the lodging and residential sectors detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class C) —including sales charge	11.13%	0.87%	2.43%
Invesco Global Real Estate Income Fund (Class C) —excluding sales charge	12.13%	0.87%	2.43%
FTSE EPRA/NAREIT Developed Index (Net)	17.45%	1.26%	3.09%
MSCI World Index (Net)	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 609,339,340
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,336,302
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$609,339,340
Total number of portfolio holdings	93
Total advisory fees paid	$4,336,302
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.

C000071349 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class Y
Trading Symbol	ASRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class Y)	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global listed real estate equity and debt reported positive returns during the fiscal year ended August 31, 2024. The combination of falling inflation and central bank easing across the globe supported investor appetite for listed real estate, which benefited the fund on an absolute basis. However, the macro economic impact was felt most in cyclical property types with high leverage levels, which the Fund was underweight, negatively impacting relative performance.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 13.29%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 17.45%.
What contributed to performance?
Prologis Inc. |  Owns a portfolio of high-quality industrial assets which are primarily located in global gateway markets. During the period, the Fund's underweight position positively contributed to relative performance. Industrial fundamentals have decelerated amidst a weaker demand backdrop and elevated supply.
LEG Immobilien SE | Owns a portfolio of German apartments. The supply/demand dynamics of residential in Germany are very favorable. Occupancy is full, however, rent growth is constrained by regulation. The company had been penalized for carrying excessive financial leverage. However, it outperformed in the period as interest rates declined.
What detracted from performance?
Welltower Inc. |  Invests in senior housing and health care real estate properties across the US. The Fund's underweight position detracted from relative performance. Senior housing fundamentals continued to benefit from a post covid recovery, which provided the company with above average internal growth. We sold this position during the period.
Simon Property Group, Inc. | Owns and operates retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties. The Fund's underweight position detracted from relative performance. Despite high interest rates, the middle- and high-income consumer remained resilient during the period, helping drive better than expected leasing demand in the mall sector.
CMBS Holdings | Commercial mortgage-backed securities (CMBS) holdings generated positive returns, but were unable to keep pace with surging equity markets, leading to negative relative performance. Exposure to several fixed rate CMBS holdings in the lodging and residential sectors detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class Y)	13.29%	1.89%	3.31%
FTSE EPRA/NAREIT Developed Index (Net)	17.45%	1.26%	3.09%
MSCI World Index (Net)	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 609,339,340
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,336,302
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$609,339,340
Total number of portfolio holdings	93
Total advisory fees paid	$4,336,302
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.

C000039693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R5
Trading Symbol	ASRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R5)	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global listed real estate equity and debt reported positive returns during the fiscal year ended August 31, 2024. The combination of falling inflation and central bank easing across the globe supported investor appetite for listed real estate, which benefited the fund on an absolute basis. However, the macro economic impact was felt most in cyclical property types with high leverage levels, which the Fund was underweight, negatively impacting relative performance.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 13.38%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 17.45%.
What contributed to performance?
Prologis Inc. |  Owns a portfolio of high-quality industrial assets which are primarily located in global gateway markets. During the period, the Fund's underweight position positively contributed to relative performance. Industrial fundamentals have decelerated amidst a weaker demand backdrop and elevated supply.
LEG Immobilien SE | Owns a portfolio of German apartments. The supply/demand dynamics of residential in Germany are very favorable. Occupancy is full, however, rent growth is constrained by regulation. The company had been penalized for carrying excessive financial leverage. However, it outperformed in the period as interest rates declined.
What detracted from performance?
Welltower Inc. |  Invests in senior housing and health care real estate properties across the US. The Fund's underweight position detracted from relative performance. Senior housing fundamentals continued to benefit from a post covid recovery, which provided the company with above average internal growth. We sold this position during the period.
Simon Property Group, Inc. | Owns and operates retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties. The Fund's underweight position detracted from relative performance. Despite high interest rates, the middle- and high-income consumer remained resilient during the period, helping drive better than expected leasing demand in the mall sector.
CMBS Holdings | Commercial mortgage-backed securities (CMBS) holdings generated positive returns, but were unable to keep pace with surging equity markets, leading to negative relative performance. Exposure to several fixed rate CMBS holdings in the lodging and residential sectors detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R5)	13.38%	1.94%	3.38%
FTSE EPRA/NAREIT Developed Index (Net)	17.45%	1.26%	3.09%
MSCI World Index (Net)	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 609,339,340
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,336,302
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$609,339,340
Total number of portfolio holdings	93
Total advisory fees paid	$4,336,302
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120776 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R6
Trading Symbol	ASRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R6)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global listed real estate equity and debt reported positive returns during the fiscal year ended August 31, 2024. The combination of falling inflation and central bank easing across the globe supported investor appetite for listed real estate, which benefited the fund on an absolute basis. However, the macro economic impact was felt most in cyclical property types with high leverage levels, which the Fund was underweight, negatively impacting relative performance.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 13.58%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 17.45%.
What contributed to performance?
Prologis Inc. |  Owns a portfolio of high-quality industrial assets which are primarily located in global gateway markets. During the period, the Fund's underweight position positively contributed to relative performance. Industrial fundamentals have decelerated amidst a weaker demand backdrop and elevated supply.
LEG Immobilien SE | Owns a portfolio of German apartments. The supply/demand dynamics of residential in Germany are very favorable. Occupancy is full, however, rent growth is constrained by regulation. The company had been penalized for carrying excessive financial leverage. However, it outperformed in the period as interest rates declined.
What detracted from performance?
Welltower Inc. |  Invests in senior housing and health care real estate properties across the US. The Fund's underweight position detracted from relative performance. Senior housing fundamentals continued to benefit from a post covid recovery, which provided the company with above average internal growth. We sold this position during the period.
Simon Property Group, Inc. | Owns and operates retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties. The Fund's underweight position detracted from relative performance. Despite high interest rates, the middle- and high-income consumer remained resilient during the period, helping drive better than expected leasing demand in the mall sector.
CMBS Holdings | Commercial mortgage-backed securities (CMBS) holdings generated positive returns, but were unable to keep pace with surging equity markets, leading to negative relative performance. Exposure to several fixed rate CMBS holdings in the lodging and residential sectors detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R6)	13.58%	2.07%	3.48%
FTSE EPRA/NAREIT Developed Index (Net)	17.45%	1.26%	3.09%
MSCI World Index (Net)	24.43%	13.11%	9.57%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 609,339,340
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,336,302
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$609,339,340
Total number of portfolio holdings	93
Total advisory fees paid	$4,336,302
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.08%
Equinix, Inc.	3.97%
Public Storage	3.96%
Rexford Industrial Realty, Inc.	3.20%
Mitsui Fudosan Co. Ltd.	2.97%
Realty Income Corp.	2.93%
Simon Property Group, Inc.	2.87%
Alexandria Real Estate Equities, Inc.	2.77%
UMH Properties, Inc., Series D, Pfd., 6.38%	2.21%
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038	2.13%
* Excluding money market fund holdings, if any.

C000076854 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class A
Trading Symbol	ACPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class A)	$78	0.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.45%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Investment grade corporates |  Security selection in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Duration/yield curve | A fairly neutral duration position compared to the benchmark contributed to relative performance, withstanding interest rate volatility thoughout the year.
What detracted from performance?
Technology |  An underweight allocation in the technology sector detracted from relative performance. The sector showed favorable fundamental trends, particularly for those with an enterprise and/or AI focus, offset by full relative valuations.
Mortgage-backed securities | Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to a rising rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class A) —including sales charge	4.79%	(0.20)%	1.76%
Invesco Core Plus Bond Fund (Class A) —excluding sales charge	9.45%	0.66%	2.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,494,700,631
Holdings Count | Holding	1,446
Advisory Fees Paid, Amount	$ 16,707,685
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,494,700,631
Total number of portfolio holdings	1,446
Total advisory fees paid	$16,707,685
Portfolio turnover rate	465%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000076856 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class C
Trading Symbol	CPCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class C)	$155	1.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 8.64%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Investment grade corporates |  Security selection in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Duration/yield curve | A fairly neutral duration position compared to the benchmark contributed to relative performance, withstanding interest rate volatility thoughout the year.
What detracted from performance?
Technology |  An underweight allocation in the technology sector detracted from relative performance. The sector showed favorable fundamental trends, particularly for those with an enterprise and/or AI focus, offset by full relative valuations.
Mortgage-backed securities | Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to a rising rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class C) —including sales charge	7.64%	(0.07)%	1.60%
Invesco Core Plus Bond Fund (Class C) —excluding sales charge	8.64%	(0.07)%	1.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,494,700,631
Holdings Count | Holding	1,446
Advisory Fees Paid, Amount	$ 16,707,685
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,494,700,631
Total number of portfolio holdings	1,446
Total advisory fees paid	$16,707,685
Portfolio turnover rate	465%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000076857 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R
Trading Symbol	CPBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R)	$104	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 9.18%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Investment grade corporates |  Security selection in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Duration/yield curve | A fairly neutral duration position compared to the benchmark contributed to relative performance, withstanding interest rate volatility thoughout the year.
What detracted from performance?
Technology |  An underweight allocation in the technology sector detracted from relative performance. The sector showed favorable fundamental trends, particularly for those with an enterprise and/or AI focus, offset by full relative valuations.
Mortgage-backed securities | Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to a rising rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R)	9.18%	0.43%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,494,700,631
Holdings Count | Holding	1,446
Advisory Fees Paid, Amount	$ 16,707,685
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,494,700,631
Total number of portfolio holdings	1,446
Total advisory fees paid	$16,707,685
Portfolio turnover rate	465%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000076858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	CPBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class Y)	$51	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 9.72%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Investment grade corporates |  Security selection in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Duration/yield curve | A fairly neutral duration position compared to the benchmark contributed to relative performance, withstanding interest rate volatility thoughout the year.
What detracted from performance?
Technology |  An underweight allocation in the technology sector detracted from relative performance. The sector showed favorable fundamental trends, particularly for those with an enterprise and/or AI focus, offset by full relative valuations.
Mortgage-backed securities | Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to a rising rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class Y)	9.72%	0.92%	2.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,494,700,631
Holdings Count | Holding	1,446
Advisory Fees Paid, Amount	$ 16,707,685
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,494,700,631
Total number of portfolio holdings	1,446
Total advisory fees paid	$16,707,685
Portfolio turnover rate	465%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000076859 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	CPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R5)	$51	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 9.72%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Investment grade corporates |  Security selection in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Duration/yield curve | A fairly neutral duration position compared to the benchmark contributed to relative performance, withstanding interest rate volatility thoughout the year.
What detracted from performance?
Technology |  An underweight allocation in the technology sector detracted from relative performance. The sector showed favorable fundamental trends, particularly for those with an enterprise and/or AI focus, offset by full relative valuations.
Mortgage-backed securities | Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to a rising rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R5)	9.72%	0.93%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,494,700,631
Holdings Count | Holding	1,446
Advisory Fees Paid, Amount	$ 16,707,685
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,494,700,631
Total number of portfolio holdings	1,446
Total advisory fees paid	$16,707,685
Portfolio turnover rate	465%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120777 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	CPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R6)	$48	0.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 9.77%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Investment grade corporates |  Security selection in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Duration/yield curve | A fairly neutral duration position compared to the benchmark contributed to relative performance, withstanding interest rate volatility thoughout the year.
What detracted from performance?
Technology |  An underweight allocation in the technology sector detracted from relative performance. The sector showed favorable fundamental trends, particularly for those with an enterprise and/or AI focus, offset by full relative valuations.
Mortgage-backed securities | Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to a rising rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R6)	9.77%	0.97%	2.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,494,700,631
Holdings Count | Holding	1,446
Advisory Fees Paid, Amount	$ 16,707,685
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,494,700,631
Total number of portfolio holdings	1,446
Total advisory fees paid	$16,707,685
Portfolio turnover rate	465%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000084366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class A
Trading Symbol	ACEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class A)	$84	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund’s equity holdings underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 16.93%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefited from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000® Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class A) —including sales charge	10.48%	8.12%	6.49%
Invesco Equity and Income Fund (Class A) —excluding sales charge	16.93%	9.35%	7.09%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Bloomberg U.S. Government/Credit Index	7.21%	(0.02)%	1.76%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000® Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,580,924,604
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 41,636,024
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,580,924,604
Total number of portfolio holdings	358
Total advisory fees paid	$41,636,024
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class C
Trading Symbol	ACERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class C)	$163	1.51%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.51%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund’s equity holdings underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 16.13%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefited from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000® Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class C) —including sales charge	15.13%	8.55%	6.45%
Invesco Equity and Income Fund (Class C) —excluding sales charge	16.13%	8.55%	6.45%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Bloomberg U.S. Government/Credit Index	7.21%	(0.02)%	1.76%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000® Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,580,924,604
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 41,636,024
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,580,924,604
Total number of portfolio holdings	358
Total advisory fees paid	$41,636,024
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084371 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R
Trading Symbol	ACESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R)	$111	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund’s equity holdings underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 16.74%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefited from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000® Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R)	16.74%	9.10%	6.82%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Bloomberg U.S. Government/Credit Index	7.21%	(0.02)%	1.76%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000® Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,580,924,604
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 41,636,024
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,580,924,604
Total number of portfolio holdings	358
Total advisory fees paid	$41,636,024
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class Y
Trading Symbol	ACETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class Y)	$56	0.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund’s equity holdings underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 17.23%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefited from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000® Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class Y)	17.23%	9.63%	7.35%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Bloomberg U.S. Government/Credit Index	7.21%	(0.02)%	1.76%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000® Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,580,924,604
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 41,636,024
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,580,924,604
Total number of portfolio holdings	358
Total advisory fees paid	$41,636,024
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084370 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R5
Trading Symbol	ACEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R5)	$52	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund’s equity holdings underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 17.39%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefited from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000® Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R5)	17.39%	9.71%	7.42%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Bloomberg U.S. Government/Credit Index	7.21%	(0.02)%	1.76%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000® Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,580,924,604
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 41,636,024
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,580,924,604
Total number of portfolio holdings	358
Total advisory fees paid	$41,636,024
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120778 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R6
Trading Symbol	IEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R6)	$45	0.41%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund’s equity holdings underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 17.48%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefited from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000® Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R6)	17.48%	9.77%	7.50%
Russell 1000® Value Index	21.15%	11.16%	8.85%
Bloomberg U.S. Government/Credit Index	7.21%	(0.02)%	1.76%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000® Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,580,924,604
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 41,636,024
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,580,924,604
Total number of portfolio holdings	358
Total advisory fees paid	$41,636,024
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 07/31/2029	2.56%
U.S. Treasury Notes, 4.38%, 07/31/2026	2.51%
Wells Fargo & Co.	2.25%
Bank of America Corp.	2.16%
U.S. Treasury Notes, 3.75%, 08/15/2027	1.81%
U.S. Treasury Notes, 4.13%, 07/31/2031	1.68%
Exxon Mobil Corp.	1.57%
Parker-Hannifin Corp.	1.46%
CBRE Group, Inc., Class A	1.43%
Johnson & Johnson	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in income-producing equity investments.
Material Fund Change Risks Change [Text Block]
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084376 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class A
Trading Symbol	ACGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class A)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 22.39%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefitted from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Las Vegas Sands | The casino operator has continued to suffer from the lingering effects of the pandemic, as tourism in Macau has been slow to recover. A slow Chinese economy has also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class A) —including sales charge	15.67%	10.82%	8.12%
Invesco Growth and Income Fund (Class A) —excluding sales charge	22.39%	12.08%	8.74%
Russell 1000® Value Index	21.15%	11.16%	8.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,206,083,062
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 14,251,520
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,206,083,062
Total number of portfolio holdings	110
Total advisory fees paid	$14,251,520
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.

C000084378 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class C
Trading Symbol	ACGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class C)	$169	1.53%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 21.44%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefitted from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Las Vegas Sands | The casino operator has continued to suffer from the lingering effects of the pandemic, as tourism in Macau has been slow to recover. A slow Chinese economy has also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class C) —including sales charge	20.44%	11.27%	8.11%
Invesco Growth and Income Fund (Class C) —excluding sales charge	21.44%	11.27%	8.11%
Russell 1000® Value Index	21.15%	11.16%	8.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,206,083,062
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 14,251,520
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,206,083,062
Total number of portfolio holdings	110
Total advisory fees paid	$14,251,520
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.

C000084381 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R
Trading Symbol	ACGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R)	$115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 22.03%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefitted from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Las Vegas Sands | The casino operator has continued to suffer from the lingering effects of the pandemic, as tourism in Macau has been slow to recover. A slow Chinese economy has also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R)	22.03%	11.80%	8.46%
Russell 1000® Value Index	21.15%	11.16%	8.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,206,083,062
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 14,251,520
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,206,083,062
Total number of portfolio holdings	110
Total advisory fees paid	$14,251,520
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.

C000084379 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class Y
Trading Symbol	ACGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class Y)	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 22.67%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefitted from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Las Vegas Sands | The casino operator has continued to suffer from the lingering effects of the pandemic, as tourism in Macau has been slow to recover. A slow Chinese economy has also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class Y)	22.67%	12.36%	9.01%
Russell 1000® Value Index	21.15%	11.16%	8.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,206,083,062
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 14,251,520
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,206,083,062
Total number of portfolio holdings	110
Total advisory fees paid	$14,251,520
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.

C000084380 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R5
Trading Symbol	ACGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R5)	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 22.69%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefitted from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Las Vegas Sands | The casino operator has continued to suffer from the lingering effects of the pandemic, as tourism in Macau has been slow to recover. A slow Chinese economy has also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R5)	22.69%	12.42%	9.09%
Russell 1000® Value Index	21.15%	11.16%	8.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,206,083,062
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 14,251,520
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,206,083,062
Total number of portfolio holdings	110
Total advisory fees paid	$14,251,520
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120779 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R6
Trading Symbol	GIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R6)	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 22.77%. For the same time period, the Russell 1000® Value Index returned 21.15%.
What contributed to performance?
Wells Fargo |  Though net interest income declined, the bank’s fee-based revenue increased, and earnings exceeded expectations. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America | The bank reported an acceleration in non-interest income, and it continues to take share in investment banking and capital markets. The stock benefitted from enthusiasm around lower interest rates, which could boost mergers and acquisitions, other business activity and loan growth.
KKR | The private equity firm reported higher assets under management that contributed to better-than-expected earnings. The company also completed the purchase of its remaining stake in insurer Global Atlantic, bringing its ownership to 100%. Shares rose following the transaction.
What detracted from performance?
Charter Communications |  The cable and broadband operator’s earnings fell short of expectations due to continued loss of broadband subscribers. We sold this position during the period.
Bristol-Myers Squibb | Shares of the drugmaker came under pressure due to investor concerns about upcoming patent expirations for some of its best-selling products. Weaker-than-expected sales of the drugmaker’s anti-cancer medication Opdivo also weighed on the stock.
Las Vegas Sands | The casino operator has continued to suffer from the lingering effects of the pandemic, as tourism in Macau has been slow to recover. A slow Chinese economy has also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R6)	22.77%	12.51%	9.18%
Russell 1000® Value Index	21.15%	11.16%	8.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,206,083,062
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 14,251,520
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,206,083,062
Total number of portfolio holdings	110
Total advisory fees paid	$14,251,520
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.23%
Exxon Mobil Corp.	2.31%
CBRE Group, Inc., Class A	2.29%
Parker-Hannifin Corp.	2.17%
Johnson & Johnson	2.15%
Alphabet, Inc., Class A	2.12%
Johnson Controls International PLC	2.09%
Amazon.com, Inc.	2.02%
ConocoPhillips	1.93%
* Excluding money market fund holdings, if any.

C000084406 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class A
Trading Symbol	VADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class A)	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader markets primarily due to its significant underweightallocation to information technology securities, which were some of the best performers in the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 18.88%, which differed from the return of the Index, 19.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and NRG Energy, a utilities company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Albemarle Corp., a materials company, and Walgreens Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge	12.35%	11.15%	9.39%
Invesco Equally-Weighted S&P 500 Fund (Class A) —excluding sales charge	18.88%	12.42%	10.01%
S&P 500® Equal Weight Index	19.49%	12.99%	10.59%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,867,543,191
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 6,779,584
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$6,867,543,191
Total number of portfolio holdings	508
Total advisory fees paid	$6,779,584
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084404 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class C
Trading Symbol	VADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class C)	$140	1.28%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader markets primarily due to its significant underweightallocation to information technology securities, which were some of the best performers in the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 18.01%, which differed from the return of the Index, 19.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and NRG Energy, a utilities company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Albemarle Corp., a materials company, and Walgreens Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge	17.01%	11.59%	9.37%
Invesco Equally-Weighted S&P 500 Fund (Class C) —excluding sales charge	18.01%	11.59%	9.37%
S&P 500® Equal Weight Index	19.49%	12.99%	10.59%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,867,543,191
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 6,779,584
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$6,867,543,191
Total number of portfolio holdings	508
Total advisory fees paid	$6,779,584
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R
Trading Symbol	VADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class R)	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader markets primarily due to its significant underweightallocation to information technology securities, which were some of the best performers in the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 18.60%, which differed from the return of the Index, 19.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and NRG Energy, a utilities company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Albemarle Corp., a materials company, and Walgreens Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class R)	18.60%	12.13%	9.73%
S&P 500® Equal Weight Index	19.49%	12.99%	10.59%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,867,543,191
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 6,779,584
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$6,867,543,191
Total number of portfolio holdings	508
Total advisory fees paid	$6,779,584
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084405 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class Y
Trading Symbol	VADDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader markets primarily due to its significant underweightallocation to information technology securities, which were some of the best performers in the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 19.17%, which differed from the return of the Index, 19.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and NRG Energy, a utilities company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Albemarle Corp., a materials company, and Walgreens Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class Y)	19.17%	12.69%	10.28%
S&P 500® Equal Weight Index	19.49%	12.99%	10.59%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,867,543,191
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 6,779,584
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$6,867,543,191
Total number of portfolio holdings	508
Total advisory fees paid	$6,779,584
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000120780 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R6
Trading Symbol	VADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader markets primarily due to its significant underweightallocation to information technology securities, which were some of the best performers in the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 19.30%, which differed from the return of the Index, 19.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and NRG Energy, a utilities company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Albemarle Corp., a materials company, and Walgreens Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class R6)	19.30%	12.81%	10.41%
S&P 500® Equal Weight Index	19.49%	12.99%	10.59%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,867,543,191
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 6,779,584
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$6,867,543,191
Total number of portfolio holdings	508
Total advisory fees paid	$6,779,584
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kellanova	0.26%
Mohawk Industries, Inc.	0.26%
Globe Life, Inc.	0.25%
3M Co.	0.25%
CBRE Group, Inc., Class A	0.25%
D.R. Horton, Inc.	0.25%
Newmont Corp.	0.24%
Iron Mountain, Inc.	0.24%
KeyCorp	0.24%
Equifax, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084420 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class A)	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Because the Fund holds a large proportion of U.S. large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 26.45%, which differed from the return of the Index, 27.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class A) —including sales charge	19.48%	14.01%	11.73%
Invesco S&P 500 Index Fund (Class A) —excluding sales charge	26.45%	15.31%	12.36%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,334,591,169
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,180,343
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,334,591,169
Total number of portfolio holdings	508
Total advisory fees paid	$3,180,343
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000084422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class C)	$145	1.29%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Because the Fund holds a large proportion of U.S. large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 25.50%, which differed from the return of the Index, 27.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class C) —including sales charge	24.50%	14.47%	11.70%
Invesco S&P 500 Index Fund (Class C) —excluding sales charge	25.50%	14.47%	11.70%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,334,591,169
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,180,343
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,334,591,169
Total number of portfolio holdings	508
Total advisory fees paid	$3,180,343
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000084423 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	SPIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class Y)	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Because the Fund holds a large proportion of U.S. large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 26.75%, which differed from the return of the Index, 27.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class Y)	26.75%	15.59%	12.64%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,334,591,169
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,180,343
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,334,591,169
Total number of portfolio holdings	508
Total advisory fees paid	$3,180,343
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000188891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class R6)	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Because the Fund holds a large proportion of U.S. large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the “Index”).
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 26.87%, which differed from the return of the Index, 27.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sector detracted from fund performance in the period.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class R6)	26.87%	15.68%	12.63%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,334,591,169
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,180,343
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,334,591,169
Total number of portfolio holdings	508
Total advisory fees paid	$3,180,343
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.81%
Microsoft Corp.	6.40%
NVIDIA Corp.	6.06%
Amazon.com, Inc.	3.37%
Meta Platforms, Inc., Class A	2.36%
Alphabet, Inc., Class A	1.98%
Berkshire Hathaway, Inc., Class B	1.78%
Alphabet, Inc., Class C	1.67%
Eli Lilly and Co.	1.58%
Broadcom, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000084424 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class A
Trading Symbol	VAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class A)	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap growth equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its style-specific index, the Russell 1000® Growth Index, primarily due to stock selection in the industrials, financials and consumer discretionary sectors.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 31.53%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There appears to be significant excitement for the launch of its new Blackwell platform, which is marketed as likely to power generative Artificial Intelligence (AI) faster with less cost and energy consumption.
Microsoft | Microsoft unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20 times more powerful and up to 100 times more efficient for running AI workloads.
Meta Platforms | Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
DexCom |  DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent U.S. FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Snowflake | Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team has positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024, though this may be a tactic to give the new managment team an easier hurdle, software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Bayer AG | Bayer is a global enterprise with exposure in the Life Science field of health care and agriculture. The ongoing delay of Bayer’s break-up, which the investment team believed would reveal a higher “sum-of-the-parts” valuation, has weighed on the stock. Given lack of clarity around timing, the team exited the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class A) —including sales charge	24.27%	14.65%	12.49%
Invesco American Franchise Fund (Class A) —excluding sales charge	31.53%	15.96%	13.12%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 15,771,565,003
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 80,383,417
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,771,565,003
Total number of portfolio holdings	55
Total advisory fees paid	$80,383,417
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.

C000084426 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class C
Trading Symbol	VAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class C)	$197	1.71%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap growth equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its style-specific index, the Russell 1000® Growth Index, excluding class specific expenses, primarily due to stock selection in the industrials, financials and consumer discretionary sectors.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 30.52%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There appears to be significant excitement for the launch of its new Blackwell platform, which is marketed as likely to power generative Artificial Intelligence (AI) faster with less cost and energy consumption.
Microsoft | Microsoft unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20 times more powerful and up to 100 times more efficient for running AI workloads.
Meta Platforms | Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
DexCom |  DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent U.S. FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Snowflake | Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team has positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024, though this may be a tactic to give the new managment team an easier hurdle, software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Bayer AG | Bayer is a global enterprise with exposure in the Life Science field of health care and agriculture. The ongoing delay of Bayer’s break-up, which the investment team believed would reveal a higher “sum-of-the-parts” valuation, has weighed on the stock. Given lack of clarity around timing, the team exited the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class C) —including sales charge	29.52%	15.08%	12.45%
Invesco American Franchise Fund (Class C) —excluding sales charge	30.52%	15.08%	12.45%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 15,771,565,003
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 80,383,417
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,771,565,003
Total number of portfolio holdings	55
Total advisory fees paid	$80,383,417
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.

C000095844 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R
Trading Symbol	VAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R)	$140	1.21%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap growth equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its style-specific index, the Russell 1000® Growth Index, primarily due to stock selection in the industrials, financials and consumer discretionary sectors.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 31.16%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There appears to be significant excitement for the launch of its new Blackwell platform, which is marketed as likely to power generative Artificial Intelligence (AI) faster with less cost and energy consumption.
Microsoft | Microsoft unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20 times more powerful and up to 100 times more efficient for running AI workloads.
Meta Platforms | Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
DexCom |  DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent U.S. FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Snowflake | Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team has positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024, though this may be a tactic to give the new managment team an easier hurdle, software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Bayer AG | Bayer is a global enterprise with exposure in the Life Science field of health care and agriculture. The ongoing delay of Bayer’s break-up, which the investment team believed would reveal a higher “sum-of-the-parts” valuation, has weighed on the stock. Given lack of clarity around timing, the team exited the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R)	31.16%	15.65%	12.84%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 15,771,565,003
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 80,383,417
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,771,565,003
Total number of portfolio holdings	55
Total advisory fees paid	$80,383,417
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.

C000084427 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class Y
Trading Symbol	VAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class Y)	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap growth equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its style-specific index, the Russell 1000® Growth Index, primarily due to stock selection in the industrials, financials and consumer discretionary sectors.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 31.85%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There appears to be significant excitement for the launch of its new Blackwell platform, which is marketed as likely to power generative Artificial Intelligence (AI) faster with less cost and energy consumption.
Microsoft | Microsoft unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20 times more powerful and up to 100 times more efficient for running AI workloads.
Meta Platforms | Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
DexCom |  DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent U.S. FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Snowflake | Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team has positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024, though this may be a tactic to give the new managment team an easier hurdle, software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Bayer AG | Bayer is a global enterprise with exposure in the Life Science field of health care and agriculture. The ongoing delay of Bayer’s break-up, which the investment team believed would reveal a higher “sum-of-the-parts” valuation, has weighed on the stock. Given lack of clarity around timing, the team exited the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class Y)	31.85%	16.24%	13.41%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 15,771,565,003
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 80,383,417
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,771,565,003
Total number of portfolio holdings	55
Total advisory fees paid	$80,383,417
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.

C000095845 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R5
Trading Symbol	VAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R5)	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap growth equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its style-specific index, the Russell 1000® Growth Index, primarily due to stock selection in the industrials, financials and consumer discretionary sectors.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 31.89%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There appears to be significant excitement for the launch of its new Blackwell platform, which is marketed as likely to power generative Artificial Intelligence (AI) faster with less cost and energy consumption.
Microsoft | Microsoft unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20 times more powerful and up to 100 times more efficient for running AI workloads.
Meta Platforms | Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
DexCom |  DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent U.S. FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Snowflake | Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team has positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024, though this may be a tactic to give the new managment team an easier hurdle, software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Bayer AG | Bayer is a global enterprise with exposure in the Life Science field of health care and agriculture. The ongoing delay of Bayer’s break-up, which the investment team believed would reveal a higher “sum-of-the-parts” valuation, has weighed on the stock. Given lack of clarity around timing, the team exited the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R5)	31.89%	16.27%	13.47%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 15,771,565,003
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 80,383,417
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,771,565,003
Total number of portfolio holdings	55
Total advisory fees paid	$80,383,417
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120781 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R6
Trading Symbol	VAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R6)	$73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap growth equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its style-specific index, the Russell 1000® Growth Index, primarily due to stock selection in the industrials, financials and consumer discretionary sectors.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 31.94%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There appears to be significant excitement for the launch of its new Blackwell platform, which is marketed as likely to power generative Artificial Intelligence (AI) faster with less cost and energy consumption.
Microsoft | Microsoft unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20 times more powerful and up to 100 times more efficient for running AI workloads.
Meta Platforms | Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
DexCom |  DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent U.S. FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Snowflake | Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team has positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024, though this may be a tactic to give the new managment team an easier hurdle, software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Bayer AG | Bayer is a global enterprise with exposure in the Life Science field of health care and agriculture. The ongoing delay of Bayer’s break-up, which the investment team believed would reveal a higher “sum-of-the-parts” valuation, has weighed on the stock. Given lack of clarity around timing, the team exited the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R6)	31.94%	16.35%	13.56%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 15,771,565,003
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 80,383,417
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,771,565,003
Total number of portfolio holdings	55
Total advisory fees paid	$80,383,417
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Microsoft Corp.	9.58%
Apple, Inc.	9.36%
Amazon.com, Inc.	7.22%
Alphabet, Inc., Class A	4.72%
Meta Platforms, Inc., Class A	4.64%
Eli Lilly and Co.	3.24%
Broadcom, Inc.	3.20%
KKR & Co., Inc., Class A	2.87%
Intuitive Surgical, Inc.	2.44%
* Excluding money market fund holdings, if any.

C000160735 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ISHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class A)	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 8.33%. For the same time period, Custom Invesco Short Duration High Yield Municipal Index returned 8.33%.
What contributed to performance?
•  During the fiscal year, underweight exposure and security selection among state and local general obligation bonds contributed to relative return. An underweight allocation among AAA and AA-rated† bonds also added to relative performance. On a regional level, security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from performance?
   •  Security selection among the health care sector detracted from relative performance over the fiscal year. An underweight allocation among longer duration bonds (10.00 years and longer) also detracted from relative performance. On a regional level, security selection among credits domiciled in Florida detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge	5.57%	0.50%	2.62%
Invesco Short Duration High Yield Municipal Fund (Class A) —excluding sales charge	8.33%	1.01%	2.91%
Custom Invesco Short Duration High Yield Municipal Index	8.33%	2.28%	3.34%
S&P Municipal Bond High Yield Index	10.98%	2.90%	4.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.59%
S&P Municipal Bond Index	6.25%	1.19%	2.43%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,200,398,598
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 4,982,671
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,200,398,598
Total number of portfolio holdings	615
Total advisory fees paid	$4,982,671
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%

C000160736 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ISHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class C)	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 7.53%. For the same time period, Custom Invesco Short Duration High Yield Municipal Index returned 8.33%.
What contributed to performance?
•  During the fiscal year, underweight exposure and security selection among state and local general obligation bonds contributed to relative return. An underweight allocation among AAA and AA-rated† bonds also added to relative performance. On a regional level, security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from performance?
   •  Security selection among the health care sector detracted from relative performance over the fiscal year. An underweight allocation among longer duration bonds (10.00 years and longer) also detracted from relative performance. On a regional level, security selection among credits domiciled in Florida detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge	6.53%	0.27%	2.22%
Invesco Short Duration High Yield Municipal Fund (Class C) —excluding sales charge	7.53%	0.27%	2.22%
Custom Invesco Short Duration High Yield Municipal Index	8.33%	2.28%	3.34%
S&P Municipal Bond High Yield Index	10.98%	2.90%	4.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.59%
S&P Municipal Bond Index	6.25%	1.19%	2.43%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,200,398,598
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 4,982,671
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,200,398,598
Total number of portfolio holdings	615
Total advisory fees paid	$4,982,671
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%

C000160737 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ISHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class Y)	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 8.48%. For the same time period, Custom Invesco Short Duration High Yield Municipal Index returned 8.33%.
What contributed to performance?
•  During the fiscal year, underweight exposure and security selection among state and local general obligation bonds contributed to relative return. An underweight allocation among AAA and AA-rated† bonds also added to relative performance. On a regional level, security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from performance?
   •  Security selection among the health care sector detracted from relative performance over the fiscal year. An underweight allocation among longer duration bonds (10.00 years and longer) also detracted from relative performance. On a regional level, security selection among credits domiciled in Florida detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class Y)	8.48%	1.25%	3.16%
Custom Invesco Short Duration High Yield Municipal Index	8.33%	2.28%	3.34%
S&P Municipal Bond High Yield Index	10.98%	2.90%	4.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.59%
S&P Municipal Bond Index	6.25%	1.19%	2.43%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,200,398,598
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 4,982,671
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,200,398,598
Total number of portfolio holdings	615
Total advisory fees paid	$4,982,671
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%

C000160738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ISHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class R5)	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 8.73%. For the same time period, Custom Invesco Short Duration High Yield Municipal Index returned 8.33%.
What contributed to performance?
•  During the fiscal year, underweight exposure and security selection among state and local general obligation bonds contributed to relative return. An underweight allocation among AAA and AA-rated† bonds also added to relative performance. On a regional level, security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from performance?
   •  Security selection among the health care sector detracted from relative performance over the fiscal year. An underweight allocation among longer duration bonds (10.00 years and longer) also detracted from relative performance. On a regional level, security selection among credits domiciled in Florida detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class R5)	8.73%	1.41%	3.27%
Custom Invesco Short Duration High Yield Municipal Index	8.33%	2.28%	3.34%
S&P Municipal Bond High Yield Index	10.98%	2.90%	4.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.59%
S&P Municipal Bond Index	6.25%	1.19%	2.43%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,200,398,598
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 4,982,671
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,200,398,598
Total number of portfolio holdings	615
Total advisory fees paid	$4,982,671
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ISHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class R6)	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 8.68%. For the same time period, Custom Invesco Short Duration High Yield Municipal Index returned 8.33%.
What contributed to performance?
•  During the fiscal year, underweight exposure and security selection among state and local general obligation bonds contributed to relative return. An underweight allocation among AAA and AA-rated† bonds also added to relative performance. On a regional level, security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from performance?
   •  Security selection among the health care sector detracted from relative performance over the fiscal year. An underweight allocation among longer duration bonds (10.00 years and longer) also detracted from relative performance. On a regional level, security selection among credits domiciled in Florida detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class R6)	8.68%	1.31%	3.16%
Custom Invesco Short Duration High Yield Municipal Index	8.33%	2.28%	3.34%
S&P Municipal Bond High Yield Index	10.98%	2.90%	4.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.59%
S&P Municipal Bond Index	6.25%	1.19%	2.43%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,200,398,598
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 4,982,671
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,200,398,598
Total number of portfolio holdings	615
Total advisory fees paid	$4,982,671
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.76%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.35%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.99%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.91%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.86%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.85%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.84%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.73%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.72%
Arkansas (State of) Development Finance Authority (Green Bonds), Series 2022, RB, 5.45%, 09/01/2052	0.70%

C000209156 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class A
Trading Symbol	ORSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class A)	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class A shares of the Fund returned 3.53%. For the same time period, the S&P Municipal Bond Short Index returned 4.43%.
What contributed to performance?
•  During the fiscal year, an overweight allocation and security selection among the housing sector contributed to relative return. Security selection among BBB and BB-rated† bonds also added to relative performance. On a regional level, an underweight exposure and security selection among credits domiciled in California contributed to relative performance.
What detracted from performance?
•  Security selection among state and local general obligation bonds detracted from relative performance over the fiscal year. An overweight exposure and security selection among short duration bonds (0.99 years and shorter) also detracted from relative performance. On a regional level, security selection among credits domiciled in Texas detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class A)	3.53%	1.46%	1.66%
S&P Municipal Bond Short Index	4.43%	1.31%	1.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Municipal Bond Index	6.25%	1.19%	2.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond Short Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,575,219,884
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 6,467,115
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,575,219,884
Total number of portfolio holdings	584
Total advisory fees paid	$6,467,115
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Citizens Property Insurance, Inc., Series 2015 A-1, RB, 5.00%, 12/01/2024	1.30%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	0.90%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.87%
North Texas Tollway Authority, Series 2015 A, Ref. RB, 5.00%, 01/01/2032	0.84%
Connecticut (State of), Series 2014 E, GO Bonds, 5.00%, 11/06/2024	0.84%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.55%, 04/01/2042	0.82%
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, Ref. VRD RB, 2.35%, 04/01/2059	0.79%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.78%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Citizens Property Insurance, Inc., Series 2015 A-1, RB, 5.00%, 12/01/2024	1.30%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	0.90%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.87%
North Texas Tollway Authority, Series 2015 A, Ref. RB, 5.00%, 01/01/2032	0.84%
Connecticut (State of), Series 2014 E, GO Bonds, 5.00%, 11/06/2024	0.84%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.55%, 04/01/2042	0.82%
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, Ref. VRD RB, 2.35%, 04/01/2059	0.79%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.78%

C000209154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class Y
Trading Symbol	ORSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class Y)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 3.80%. For the same time period, the S&P Municipal Bond Short Index returned 4.43%.
What contributed to performance?
•  During the fiscal year, an overweight allocation and security selection among the housing sector contributed to relative return. Security selection among BBB and BB-rated† bonds also added to relative performance. On a regional level, an underweight exposure and security selection among credits domiciled in California contributed to relative performance.
What detracted from performance?
•  Security selection among state and local general obligation bonds detracted from relative performance over the fiscal year. An overweight exposure and security selection among short duration bonds (0.99 years and shorter) also detracted from relative performance. On a regional level, security selection among credits domiciled in Texas detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class Y)	3.80%	1.71%	1.92%
S&P Municipal Bond Short Index	4.43%	1.31%	1.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Municipal Bond Index	6.25%	1.19%	2.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond Short Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,575,219,884
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 6,467,115
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,575,219,884
Total number of portfolio holdings	584
Total advisory fees paid	$6,467,115
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Citizens Property Insurance, Inc., Series 2015 A-1, RB, 5.00%, 12/01/2024	1.30%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	0.90%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.87%
North Texas Tollway Authority, Series 2015 A, Ref. RB, 5.00%, 01/01/2032	0.84%
Connecticut (State of), Series 2014 E, GO Bonds, 5.00%, 11/06/2024	0.84%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.55%, 04/01/2042	0.82%
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, Ref. VRD RB, 2.35%, 04/01/2059	0.79%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.78%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Citizens Property Insurance, Inc., Series 2015 A-1, RB, 5.00%, 12/01/2024	1.30%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	0.90%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.87%
North Texas Tollway Authority, Series 2015 A, Ref. RB, 5.00%, 01/01/2032	0.84%
Connecticut (State of), Series 2014 E, GO Bonds, 5.00%, 11/06/2024	0.84%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.55%, 04/01/2042	0.82%
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, Ref. VRD RB, 2.35%, 04/01/2059	0.79%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.78%

C000209155 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class R6
Trading Symbol	STMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class R6)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 4.15%. For the same time period, the S&P Municipal Bond Short Index returned 4.43%.
What contributed to performance?
•  During the fiscal year, an overweight allocation and security selection among the housing sector contributed to relative return. Security selection among BBB and BB-rated† bonds also added to relative performance. On a regional level, an underweight exposure and security selection among credits domiciled in California contributed to relative performance.
What detracted from performance?
•  Security selection among state and local general obligation bonds detracted from relative performance over the fiscal year. An overweight exposure and security selection among short duration bonds (0.99 years and shorter) also detracted from relative performance. On a regional level, security selection among credits domiciled in Texas detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class R6)	4.15%	1.90%	1.89%
S&P Municipal Bond Short Index	4.43%	1.31%	1.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Municipal Bond Index	6.25%	1.19%	2.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond Short Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,575,219,884
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 6,467,115
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,575,219,884
Total number of portfolio holdings	584
Total advisory fees paid	$6,467,115
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Citizens Property Insurance, Inc., Series 2015 A-1, RB, 5.00%, 12/01/2024	1.30%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	0.90%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.87%
North Texas Tollway Authority, Series 2015 A, Ref. RB, 5.00%, 01/01/2032	0.84%
Connecticut (State of), Series 2014 E, GO Bonds, 5.00%, 11/06/2024	0.84%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.55%, 04/01/2042	0.82%
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, Ref. VRD RB, 2.35%, 04/01/2059	0.79%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.78%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Citizens Property Insurance, Inc., Series 2015 A-1, RB, 5.00%, 12/01/2024	1.30%
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	0.90%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.87%
North Texas Tollway Authority, Series 2015 A, Ref. RB, 5.00%, 01/01/2032	0.84%
Connecticut (State of), Series 2014 E, GO Bonds, 5.00%, 11/06/2024	0.84%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.55%, 04/01/2042	0.82%
New York City Housing Development Corp. (Sustainable Development Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, Ref. VRD RB, 2.35%, 04/01/2059	0.79%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.78%

C000209161 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	OOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class A)	$113	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.35%. During the same time period, the JP Morgan Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Service, Transportation and Chemicals sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., iQor US Inc. (no longer held at fiscal year-end) and Libbey Glass LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Technology and Gaming, Lodging, and Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Hurtigruten Group AS, Robertshaw US Holding Corp. and MLN US HoldCo LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class A) —including sales charge	5.86%	3.31%	3.06%
Invesco Senior Floating Rate Fund (Class A) —excluding sales charge	9.35%	4.01%	3.40%
JP Morgan Leveraged Loan Index	9.95%	5.97%	5.08%
Custom Invesco Senior Floating Rate Index	9.95%	5.97%	5.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,032,555,705
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 18,596,053
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,032,555,705
Total number of portfolio holdings	557
Total advisory fees paid	$18,596,053
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.5%
BB	7.7%
BB-	8.0%
B+	11.7%
B	22.7%
B-	19.6%
CCC+	6.3%
CCC	3.6%
CCC-	0.3%
CC	0.2%
D	1.0%
Non-Rated	9.9%
Equity	6.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.

C000209162 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	OOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class C)	$191	1.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.83%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 8.53%. During the same time period, the JP Morgan Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Service, Transportation and Chemicals sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., iQor US Inc. (no longer held at fiscal year-end) and Libbey Glass LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Technology and Gaming, Lodging, and Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Hurtigruten Group AS, Robertshaw US Holding Corp. and MLN US HoldCo LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class C) —including sales charge	7.70%	3.26%	2.77%
Invesco Senior Floating Rate Fund (Class C) —excluding sales charge	8.53%	3.26%	2.77%
JP Morgan Leveraged Loan Index	9.95%	5.97%	5.08%
Custom Invesco Senior Floating Rate Index	9.95%	5.97%	5.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,032,555,705
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 18,596,053
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,032,555,705
Total number of portfolio holdings	557
Total advisory fees paid	$18,596,053
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.5%
BB	7.7%
BB-	8.0%
B+	11.7%
B	22.7%
B-	19.6%
CCC+	6.3%
CCC	3.6%
CCC-	0.3%
CC	0.2%
D	1.0%
Non-Rated	9.9%
Equity	6.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.

C000209160 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R
Trading Symbol	OOSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R)	$139	1.33%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 9.07%. During the same time period, the JP Morgan Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Service, Transportation and Chemicals sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., iQor US Inc. (no longer held at fiscal year-end) and Libbey Glass LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Technology and Gaming, Lodging, and Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Hurtigruten Group AS, Robertshaw US Holding Corp. and MLN US HoldCo LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R)	9.07%	3.78%	3.15%
JP Morgan Leveraged Loan Index	9.95%	5.97%	5.08%
Custom Invesco Senior Floating Rate Index	9.95%	5.97%	5.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,032,555,705
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 18,596,053
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,032,555,705
Total number of portfolio holdings	557
Total advisory fees paid	$18,596,053
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.5%
BB	7.7%
BB-	8.0%
B+	11.7%
B	22.7%
B-	19.6%
CCC+	6.3%
CCC	3.6%
CCC-	0.3%
CC	0.2%
D	1.0%
Non-Rated	9.9%
Equity	6.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.

C000209159 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class Y
Trading Symbol	OOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class Y)	$87	0.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 9.45%. During the same time period, the JP Morgan Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Service, Transportation and Chemicals sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., iQor US Inc. (no longer held at fiscal year-end) and Libbey Glass LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Technology and Gaming, Lodging, and Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Hurtigruten Group AS, Robertshaw US Holding Corp. and MLN US HoldCo LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class Y)	9.45%	4.29%	3.66%
JP Morgan Leveraged Loan Index	9.95%	5.97%	5.08%
Custom Invesco Senior Floating Rate Index	9.95%	5.97%	5.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,032,555,705
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 18,596,053
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,032,555,705
Total number of portfolio holdings	557
Total advisory fees paid	$18,596,053
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.5%
BB	7.7%
BB-	8.0%
B+	11.7%
B	22.7%
B-	19.6%
CCC+	6.3%
CCC	3.6%
CCC-	0.3%
CC	0.2%
D	1.0%
Non-Rated	9.9%
Equity	6.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.

C000209158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R5
Trading Symbol	SFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R5)	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 9.68%. During the same time period, the JP Morgan Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Service, Transportation and Chemicals sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., iQor US Inc. (no longer held at fiscal year-end) and Libbey Glass LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Technology and Gaming, Lodging, and Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Hurtigruten Group AS, Robertshaw US Holding Corp. and MLN US HoldCo LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R5)	9.68%	4.36%	3.57%
JP Morgan Leveraged Loan Index	9.95%	5.97%	5.08%
Custom Invesco Senior Floating Rate Index	9.95%	5.97%	5.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,032,555,705
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 18,596,053
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,032,555,705
Total number of portfolio holdings	557
Total advisory fees paid	$18,596,053
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.5%
BB	7.7%
BB-	8.0%
B+	11.7%
B	22.7%
B-	19.6%
CCC+	6.3%
CCC	3.6%
CCC-	0.3%
CC	0.2%
D	1.0%
Non-Rated	9.9%
Equity	6.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	OOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R6)	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the period, the senior loan market benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 9.55%. During the same time period, the JP Morgan Leveraged Loan Index returned 9.95%.
What contributed to relative performance?
• On a credit rating basis, the CCC and below ratings category acted as the largest contributors, while on an industry basis, the Service, Transportation and Chemicals sectors acted as the largest contributors.
• On an individual issuer basis, Commercial Barge Line Company, Inc., iQor US Inc. (no longer held at fiscal year-end) and Libbey Glass LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category acted as the largest detractors, while on an industry basis, the Healthcare, Technology and Gaming, Lodging, and Leisure sectors acted as the largest detractors.
• On an individual issuer basis, Hurtigruten Group AS, Robertshaw US Holding Corp. and MLN US HoldCo LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R6)	9.55%	4.39%	3.77%
JP Morgan Leveraged Loan Index	9.95%	5.97%	5.08%
Custom Invesco Senior Floating Rate Index	9.95%	5.97%	5.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,032,555,705
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 18,596,053
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,032,555,705
Total number of portfolio holdings	557
Total advisory fees paid	$18,596,053
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.5%
BB	7.7%
BB-	8.0%
B+	11.7%
B	22.7%
B-	19.6%
CCC+	6.3%
CCC	3.6%
CCC-	0.3%
CC	0.2%
D	1.0%
Non-Rated	9.9%
Equity	6.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.26%
Monitronics International, Inc., Term Loan B, 13.01%, 06/30/2028	1.00%
ACNR Holdings, Inc.	0.90%
Spin Holdco, Inc., Term Loan, 9.60%, 03/04/2028	0.84%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan, 10.29%, 04/20/2028	0.79%
Sigma Holdco B.V., Term Loan B-9, 8.18%, 01/03/2028	0.75%
Carnival Corp., Term Loan B, 8.00%, 10/18/2028	0.74%
Restoration Forest Products Group, LLC	0.70%
Acrisure LLC, Term Loan B-6, 8.59%, 11/06/2030	0.65%
Ineos US Finance LLC, Term Loan, 8.50%, 02/18/2030	0.61%
* Excluding money market fund holdings, if any.

C000209169 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Capital Appreciation Fund
Class Name	Class A
Trading Symbol	OPTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Capital Appreciation Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Capital Appreciation Fund (Class A)	$109	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary and industrials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund, excluding sales charge, returned 32.15%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is among the “Magnificent Seven,” the mega-cap technology-related stocks that dominated the market through most of 2023 and into 2024. There appears to be significant excitement for the launch of its Blackwell platform, which is marketed as likely to power generative AI faster with less cost and energy consumption.
Microsoft | Microsoft is also among the “Magnificent Seven.” The company unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20x more powerful and up to 100x more efficient for running AI workloads.
What detracted from performance?
DexCom |  DexCom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years due to a variety of unforeseen factors. We sold this position during the period.
MongoDB | MongoDB is a software company that develops and provides commercial support for the source-available database engine MongoDB. Management reported good quarterly earnings but provided conservative guidance for fiscal year 2024, causing shares to pull back. We sold this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Capital Appreciation Fund (Class A) —including sales charge	24.88%	14.93%	11.91%
Invesco Capital Appreciation Fund (Class A) —excluding sales charge	32.15%	16.24%	12.54%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,515,842,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 28,491,066
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,515,842,000
Total number of portfolio holdings	55
Total advisory fees paid	$28,491,066
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209174 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Capital Appreciation Fund
Class Name	Class C
Trading Symbol	OTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Capital Appreciation Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Capital Appreciation Fund (Class C)	$198	1.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.71%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary and industrials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024, Class C shares of the Fund, excluding sales charge, returned 31.10%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is among the “Magnificent Seven,” the mega-cap technology-related stocks that dominated the market through most of 2023 and into 2024. There appears to be significant excitement for the launch of its Blackwell platform, which is marketed as likely to power generative AI faster with less cost and energy consumption.
Microsoft | Microsoft is also among the “Magnificent Seven.” The company unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20x more powerful and up to 100x more efficient for running AI workloads.
What detracted from performance?
DexCom |  DexCom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years due to a variety of unforeseen factors. We sold this position during the period.
MongoDB | MongoDB is a software company that develops and provides commercial support for the source-available database engine MongoDB. Management reported good quarterly earnings but provided conservative guidance for fiscal year 2024, causing shares to pull back. We sold this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Capital Appreciation Fund (Class C) —including sales charge	30.10%	15.34%	11.85%
Invesco Capital Appreciation Fund (Class C) —excluding sales charge	31.10%	15.34%	11.85%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,515,842,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 28,491,066
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,515,842,000
Total number of portfolio holdings	55
Total advisory fees paid	$28,491,066
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209170 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Capital Appreciation Fund
Class Name	Class R
Trading Symbol	OTCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Capital Appreciation Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Capital Appreciation Fund (Class R)	$140	1.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.21%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary and industrials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024, Class R shares of the Fund returned 31.79%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is among the “Magnificent Seven,” the mega-cap technology-related stocks that dominated the market through most of 2023 and into 2024. There appears to be significant excitement for the launch of its Blackwell platform, which is marketed as likely to power generative AI faster with less cost and energy consumption.
Microsoft | Microsoft is also among the “Magnificent Seven.” The company unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20x more powerful and up to 100x more efficient for running AI workloads.
What detracted from performance?
DexCom |  DexCom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years due to a variety of unforeseen factors. We sold this position during the period.
MongoDB | MongoDB is a software company that develops and provides commercial support for the source-available database engine MongoDB. Management reported good quarterly earnings but provided conservative guidance for fiscal year 2024, causing shares to pull back. We sold this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Capital Appreciation Fund (Class R)	31.79%	15.93%	12.24%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,515,842,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 28,491,066
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,515,842,000
Total number of portfolio holdings	55
Total advisory fees paid	$28,491,066
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209171 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Capital Appreciation Fund
Class Name	Class Y
Trading Symbol	OTCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Capital Appreciation Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Capital Appreciation Fund (Class Y)	$83	0.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%	[27]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary and industrials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 32.43%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is among the “Magnificent Seven,” the mega-cap technology-related stocks that dominated the market through most of 2023 and into 2024. There appears to be significant excitement for the launch of its Blackwell platform, which is marketed as likely to power generative AI faster with less cost and energy consumption.
Microsoft | Microsoft is also among the “Magnificent Seven.” The company unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20x more powerful and up to 100x more efficient for running AI workloads.
What detracted from performance?
DexCom |  DexCom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years due to a variety of unforeseen factors. We sold this position during the period.
MongoDB | MongoDB is a software company that develops and provides commercial support for the source-available database engine MongoDB. Management reported good quarterly earnings but provided conservative guidance for fiscal year 2024, causing shares to pull back. We sold this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Capital Appreciation Fund (Class Y)	32.43%	16.50%	12.80%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,515,842,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 28,491,066
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,515,842,000
Total number of portfolio holdings	55
Total advisory fees paid	$28,491,066
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Capital Appreciation Fund
Class Name	Class R5
Trading Symbol	CPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Capital Appreciation Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Capital Appreciation Fund (Class R5)	$83	0.71%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary and industrials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024, Class R5 shares of the Fund returned 32.43%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is among the “Magnificent Seven,” the mega-cap technology-related stocks that dominated the market through most of 2023 and into 2024. There appears to be significant excitement for the launch of its Blackwell platform, which is marketed as likely to power generative AI faster with less cost and energy consumption.
Microsoft | Microsoft is also among the “Magnificent Seven.” The company unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20x more powerful and up to 100x more efficient for running AI workloads.
What detracted from performance?
DexCom |  DexCom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years due to a variety of unforeseen factors. We sold this position during the period.
MongoDB | MongoDB is a software company that develops and provides commercial support for the source-available database engine MongoDB. Management reported good quarterly earnings but provided conservative guidance for fiscal year 2024, causing shares to pull back. We sold this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Capital Appreciation Fund (Class R5)	32.43%	16.55%	12.70%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,515,842,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 28,491,066
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,515,842,000
Total number of portfolio holdings	55
Total advisory fees paid	$28,491,066
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Name [Text Block]	Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209173 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Capital Appreciation Fund
Class Name	Class R6
Trading Symbol	OPTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Capital Appreciation Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Capital Appreciation Fund (Class R6)	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary and industrials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 32.54%. For the same time period, the Russell 1000® Growth Index returned 30.75%.
What contributed to performance?
NVIDIA |  NVIDIA is among the “Magnificent Seven,” the mega-cap technology-related stocks that dominated the market through most of 2023 and into 2024. There appears to be significant excitement for the launch of its Blackwell platform, which is marketed as likely to power generative AI faster with less cost and energy consumption.
Microsoft | Microsoft is also among the “Magnificent Seven.” The company unveiled a new category of Windows PCs called Copilot+ PCs, which are expected to have the most powerful Neural Processing Units (NPUs), up to 20x more powerful and up to 100x more efficient for running AI workloads.
What detracted from performance?
DexCom |  DexCom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years due to a variety of unforeseen factors. We sold this position during the period.
MongoDB | MongoDB is a software company that develops and provides commercial support for the source-available database engine MongoDB. Management reported good quarterly earnings but provided conservative guidance for fiscal year 2024, causing shares to pull back. We sold this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Capital Appreciation Fund (Class R6)	32.54%	16.61%	12.99%
Russell 1000® Growth Index	30.75%	19.08%	16.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,515,842,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 28,491,066
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,515,842,000
Total number of portfolio holdings	55
Total advisory fees paid	$28,491,066
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.71%
Microsoft Corp.	9.70%
Apple, Inc.	9.24%
Amazon.com, Inc.	6.72%
Alphabet, Inc., Class C	4.58%
Meta Platforms, Inc., Class A	4.32%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	2.93%
Netflix, Inc.	2.24%
Boston Scientific Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about December 20, 2024, the name of the Fund and all references thereto will change from Invesco Capital Appreciation Fund to Invesco Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209176 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class A
Trading Symbol	OPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class A)	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. small-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary, industrials and materials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024 Class A shares of the Fund, excluding sales charge, returned 22.33%. For the same time period, the Russell 2000® Growth Index returned 17.67%.
What contributed to performance?
Wingstop |  Wingstop is a franchisor and operator of restaurants that serve cooked-to-order, hand-sauced and tossed chicken wings. Management reported strong earnings results, which beat analyst expectations.
Comfort Systems | Comfort Systems provides heating, ventilation and air conditioning (HVAC) installation, maintenance, repair and replacement services within the mechanical services industry. Comfort Systems released a strong earnings report with revenues, EPS (earnings per share), EBITDA (earnings before interest, taxes, depreciation and amortization) and order backlog all better than expectations. The stock also outperformed due to its exposure to data center and mega cap construction spending.
What detracted from performance?
Lattice Semiconductor |  Lattice Semiconductor designs, develops and markets programmable logic products and related software. After 13 straight strong quarters, an inventory correction negatively affected the company’s results. We sold this position during the period.
Confluent | Confluent provides a commercial platform for managing real-time data streams. The stock underperformed after management reported weak results and began a sales force transition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class A) —including sales charge	15.59%	9.89%	11.36%
Invesco Discovery Fund (Class A) —excluding sales charge	22.33%	11.14%	12.00%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,716,854,154
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 24,136,937
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,716,854,154
Total number of portfolio holdings	111
Total advisory fees paid	$24,136,937
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.

C000209180 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class C
Trading Symbol	ODICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class C)	$199	1.80%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. small-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary, industrials and materials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024 Class C shares of the Fund, excluding sales charge, returned 21.38%. For the same time period, the Russell 2000® Growth Index returned 17.67%.
What contributed to performance?
Wingstop |  Wingstop is a franchisor and operator of restaurants that serve cooked-to-order, hand-sauced and tossed chicken wings. Management reported strong earnings results, which beat analyst expectations.
Comfort Systems | Comfort Systems provides heating, ventilation and air conditioning (HVAC) installation, maintenance, repair and replacement services within the mechanical services industry. Comfort Systems released a strong earnings report with revenues, EPS (earnings per share), EBITDA (earnings before interest, taxes, depreciation and amortization) and order backlog all better than expectations. The stock also outperformed due to its exposure to data center and mega cap construction spending.
What detracted from performance?
Lattice Semiconductor |  Lattice Semiconductor designs, develops and markets programmable logic products and related software. After 13 straight strong quarters, an inventory correction negatively affected the company’s results. We sold this position during the period.
Confluent | Confluent provides a commercial platform for managing real-time data streams. The stock underperformed after management reported weak results and began a sales force transition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class C) —including sales charge	20.38%	10.29%	11.32%
Invesco Discovery Fund (Class C) —excluding sales charge	21.38%	10.29%	11.32%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,716,854,154
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 24,136,937
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,716,854,154
Total number of portfolio holdings	111
Total advisory fees paid	$24,136,937
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.

C000209178 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R
Trading Symbol	ODINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R)	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. small-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary, industrials and materials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024 Class R shares of the Fund returned 21.98%. For the same time period, the Russell 2000® Growth Index returned 17.67%.
What contributed to performance?
Wingstop |  Wingstop is a franchisor and operator of restaurants that serve cooked-to-order, hand-sauced and tossed chicken wings. Management reported strong earnings results, which beat analyst expectations.
Comfort Systems | Comfort Systems provides heating, ventilation and air conditioning (HVAC) installation, maintenance, repair and replacement services within the mechanical services industry. Comfort Systems released a strong earnings report with revenues, EPS (earnings per share), EBITDA (earnings before interest, taxes, depreciation and amortization) and order backlog all better than expectations. The stock also outperformed due to its exposure to data center and mega cap construction spending.
What detracted from performance?
Lattice Semiconductor |  Lattice Semiconductor designs, develops and markets programmable logic products and related software. After 13 straight strong quarters, an inventory correction negatively affected the company’s results. We sold this position during the period.
Confluent | Confluent provides a commercial platform for managing real-time data streams. The stock underperformed after management reported weak results and began a sales force transition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R)	21.98%	10.85%	11.70%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,716,854,154
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 24,136,937
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,716,854,154
Total number of portfolio holdings	111
Total advisory fees paid	$24,136,937
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.

C000209177 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class Y
Trading Symbol	ODIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class Y)	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. small-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary, industrials and materials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024 Class Y shares of the Fund returned 22.61%. For the same time period, the Russell 2000® Growth Index returned 17.67%.
What contributed to performance?
Wingstop |  Wingstop is a franchisor and operator of restaurants that serve cooked-to-order, hand-sauced and tossed chicken wings. Management reported strong earnings results, which beat analyst expectations.
Comfort Systems | Comfort Systems provides heating, ventilation and air conditioning (HVAC) installation, maintenance, repair and replacement services within the mechanical services industry. Comfort Systems released a strong earnings report with revenues, EPS (earnings per share), EBITDA (earnings before interest, taxes, depreciation and amortization) and order backlog all better than expectations. The stock also outperformed due to its exposure to data center and mega cap construction spending.
What detracted from performance?
Lattice Semiconductor |  Lattice Semiconductor designs, develops and markets programmable logic products and related software. After 13 straight strong quarters, an inventory correction negatively affected the company’s results. We sold this position during the period.
Confluent | Confluent provides a commercial platform for managing real-time data streams. The stock underperformed after management reported weak results and began a sales force transition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class Y)	22.61%	11.40%	12.26%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,716,854,154
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 24,136,937
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,716,854,154
Total number of portfolio holdings	111
Total advisory fees paid	$24,136,937
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.

C000209175 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R5
Trading Symbol	DIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R5)	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. small-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary, industrials and materials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024 Class R5 shares of the Fund returned 22.76%. For the same time period, the Russell 2000® Growth Index returned 17.67%.
What contributed to performance?
Wingstop |  Wingstop is a franchisor and operator of restaurants that serve cooked-to-order, hand-sauced and tossed chicken wings. Management reported strong earnings results, which beat analyst expectations.
Comfort Systems | Comfort Systems provides heating, ventilation and air conditioning (HVAC) installation, maintenance, repair and replacement services within the mechanical services industry. Comfort Systems released a strong earnings report with revenues, EPS (earnings per share), EBITDA (earnings before interest, taxes, depreciation and amortization) and order backlog all better than expectations. The stock also outperformed due to its exposure to data center and mega cap construction spending.
What detracted from performance?
Lattice Semiconductor |  Lattice Semiconductor designs, develops and markets programmable logic products and related software. After 13 straight strong quarters, an inventory correction negatively affected the company’s results. We sold this position during the period.
Confluent | Confluent provides a commercial platform for managing real-time data streams. The stock underperformed after management reported weak results and began a sales force transition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R5)	22.76%	11.51%	12.19%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,716,854,154
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 24,136,937
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,716,854,154
Total number of portfolio holdings	111
Total advisory fees paid	$24,136,937
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209179 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R6
Trading Symbol	ODIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R6)	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. small-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. The Fund outperformed its benchmark primarily due to strong stock selection in the consumer discretionary, industrials and materials sectors. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended August 31, 2024 Class R6 shares of the Fund returned 22.78%. For the same time period, the Russell 2000® Growth Index returned 17.67%.
What contributed to performance?
Wingstop |  Wingstop is a franchisor and operator of restaurants that serve cooked-to-order, hand-sauced and tossed chicken wings. Management reported strong earnings results, which beat analyst expectations.
Comfort Systems | Comfort Systems provides heating, ventilation and air conditioning (HVAC) installation, maintenance, repair and replacement services within the mechanical services industry. Comfort Systems released a strong earnings report with revenues, EPS (earnings per share), EBITDA (earnings before interest, taxes, depreciation and amortization) and order backlog all better than expectations. The stock also outperformed due to its exposure to data center and mega cap construction spending.
What detracted from performance?
Lattice Semiconductor |  Lattice Semiconductor designs, develops and markets programmable logic products and related software. After 13 straight strong quarters, an inventory correction negatively affected the company’s results. We sold this position during the period.
Confluent | Confluent provides a commercial platform for managing real-time data streams. The stock underperformed after management reported weak results and began a sales force transition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R6)	22.78%	11.56%	12.44%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,716,854,154
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 24,136,937
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,716,854,154
Total number of portfolio holdings	111
Total advisory fees paid	$24,136,937
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Clean Harbors, Inc.	2.64%
Comfort Systems USA, Inc.	2.46%
Hamilton Lane, Inc., Class A	2.34%
Evercore, Inc., Class A	2.16%
Encompass Health Corp.	1.88%
Carpenter Technology Corp.	1.87%
Wingstop, Inc.	1.85%
Modine Manufacturing Co.	1.75%
CyberArk Software Ltd.	1.73%
Onto Innovation, Inc.	1.72%
* Excluding money market fund holdings, if any.

C000222272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 Index Fund
Class Name	Class R6
Trading Symbol	IVNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 Index Fund (Class R6)	$33	0.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%	[28]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Because the Fund holds a large proportion of U.S. large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Index”).
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 26.89%, which differed from the return of the Index, 27.30%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Meta Platforms, a communication services company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ 100 Index Fund (Class R6)	26.89%	13.94%
Nasdaq-100® Index	27.30%	14.15%
Nasdaq Composite Index	27.15%	11.73%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Nasdaq-100® Index to the Nasdaq Composite Index to reflect that the Nasdaq Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 98,426,605
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$98,426,605
Total number of portfolio holdings	106
Total advisory fees paid	$0
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.90%
Microsoft Corp.	7.86%
NVIDIA Corp.	7.45%
Broadcom, Inc.	4.94%
Amazon.com, Inc.	4.71%
Meta Platforms, Inc., Class A	4.61%
Tesla, Inc.	2.62%
Costco Wholesale Corp.	2.59%
Alphabet, Inc., Class A	2.43%
Alphabet, Inc., Class C	2.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	8.90%
Microsoft Corp.	7.86%
NVIDIA Corp.	7.45%
Broadcom, Inc.	4.94%
Amazon.com, Inc.	4.71%
Meta Platforms, Inc., Class A	4.61%
Tesla, Inc.	2.62%
Costco Wholesale Corp.	2.59%
Alphabet, Inc., Class A	2.43%
Alphabet, Inc., Class C	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect changes made to the underlying index methodology.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect changes made to the underlying index methodology.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000241066 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA Municipal Bond Fund
Class Name	Invesco SMA Municipal Bond Fund
Trading Symbol	SMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA Municipal Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[29]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ending August 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
•  For the fiscal year ended August 31, 2024, the Fund returned 6.91%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index returned 8.33%.
What contributed to performance?
•  During the fiscal year, an underweight allocation among state and local general obligation bonds contributed to relative return. An underweight allocation among AAA and AA-rated† bonds also added to relative performance. On a regional level, overweight exposure and security selection among credits domiciled in Iowa contributed to relative performance.
What detracted from performance?
•  Security selection among the healthcare sector detracted from relative performance over the fiscal year. An underweight allocation among longer duration bonds (9.00 years and longer) also detracted from relative performance. On a regional level, security selection among credits domiciled in Florida detracted from results.
† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations,including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (2/21/23)
Invesco SMA Municipal Bond Fund	6.91%	5.84%
Custom Invesco Short Duration High Yield Municipal Index	8.33%	6.77%
S&P Municipal Bond High Yield Index	10.98%	8.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.56%
S&P Municipal Bond Index	6.25%	4.92%

Performance Inception Date	Feb. 21, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund's performance.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,559,775
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$11,559,775
Total number of portfolio holdings	41
Total advisory fees paid	$0
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Main Street Natural Gas, Inc., Series 2023 A, RB, 5.00%, 06/01/2030	4.37%
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North), Series 2018, Ref. RB, 5.00%, 10/01/2024	4.32%
Black Belt Energy Gas District (The) (Gas), Series 2022 F, RB, 5.25%, 12/01/2027	4.19%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB, 5.00%, 07/15/2025	3.73%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	3.02%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.88%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.), Series 2017, RB, 5.00%, 12/01/2037	2.67%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB, 5.25%, 11/01/2044	2.43%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.00%, 12/01/2040	2.42%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments), Series 2023 B, RB, 5.75%, 06/01/2025	2.43%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Main Street Natural Gas, Inc., Series 2023 A, RB, 5.00%, 06/01/2030	4.37%
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North), Series 2018, Ref. RB, 5.00%, 10/01/2024	4.32%
Black Belt Energy Gas District (The) (Gas), Series 2022 F, RB, 5.25%, 12/01/2027	4.19%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB, 5.00%, 07/15/2025	3.73%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	3.02%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.88%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.), Series 2017, RB, 5.00%, 12/01/2037	2.67%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB, 5.25%, 11/01/2044	2.43%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.00%, 12/01/2040	2.42%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments), Series 2023 B, RB, 5.75%, 06/01/2025	2.43%

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